Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Disclosure
The following table sets forth the compensation for our Chief Executive Officer and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” (“CAP”) to such individuals, as defined under SEC rules, for each of 2022, 2021 and 2020. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income (which we refer to as “Net Earnings” in the Consolidated Statements of Earnings in our Form 10-K) and Adjusted EBITDA over such years in accordance with SEC rules.
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[1]	Average Compensation Actually Paid to Non-PEO NEOs[2]	Value of Initial Fixed $100 Investment Based On:		Net Income[4] ($000s)	Adjusted EBITDA[5] ($000s)
					Balchem Total Shareholder Return[3]	Peer Group Total Shareholder Return[3]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$11,851,472	$7,879,034	$1,171,778	$590,128	$121.95	$123.18	$105,367	$216,089
2021	$5,761,673	$12,201,461	$1,260,686	$2,362,829	$167.40	$142.61	$96,104	$189,840
2020	$4,620,255	$5,611,326	$1,022,275	$1,366,466	$113.96	$115.20	$84,623	$174,247
Notes:
1.
Amounts represent compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules and described below, which includes the individuals indicated in the table below for each fiscal year.

Year	PEO	Non-PEO NEOs
2022	Ted Harris	Martin Bengtsson, Jim Hyde, Martin Reid, Jonathan Griffin, Hatsuki Miyata
2021	Ted Harris	Martin Bengtsson, Jim Hyde, Mark Stach, William Backus, Martin Reid
2020	Ted Harris	Martin Bengtsson, Jim Hyde, Mark Stach, William Backus, Scott Mason
2.
CAP for the PEO and average CAP for our other NEOs in each of 2022, 2021 and 2020 reflect the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the tables below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Executive Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2022, see the section titled “Compensation Discussion and Analysis” of this proxy statement.

PEO SCT Total to CAP Reconciliation:
PEO: Mr. Ted Harris	2022	2021	2020
Total Compensation as reported in SCT	$11,851,472	$5,761,673	$4,620,255
Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(9,614,000)	$(2,890,856)	$(2,253,423)
Add fair value of equity compensation granted in current year – value at year-end	$8,784,799	$5,056,198	$2,511,162
Add dividends paid on unvested shares/share units	$50,625	$15,217	$6,068
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(2,243,152)	$4,165,417	$622,749
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(747,011)	$93,812	$104,515
PEO: Mr. Ted Harris	2022	2021	2020
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$(203,699)	—	—
Compensation Actually Paid to PEO	$7,879,034	$12,201,461	$5,611,326
Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Non-PEO NEOs (Average)	2022	2021	2020
Total Compensation as reported in SCT	$1,171,778	$1,260,686	$1,022,275
Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(520,728)	$(513,216)	$(371,859)
Add fair value of equity compensation granted in current year – value at year-end	$438,360	$886,531	$506,755
Add dividends paid on unvested shares/share units and stock options	$6,688	$2,628	$2,726
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(345,097)	$717,164	$175,648
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(141,472)	$9,036	$30,921
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$(19,401)	—	—
Compensation Actually Paid to Non-PEO NEOs	$590,128	$2,362,829	$1,366,466
3.
TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Dow Jones U.S. Specialty Chemicals Index. Historic stock price performance is not necessarily indicative of future stock performance.

4.	Reflects “Net Earnings” in the Company’s Consolidated Statements of Earnings included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
5.
Adjusted EBITDA is the financial measure from the tabular list of Company Performance Metrics below which, in the Company’s assessment, represents the most important financial measure used by the Company to link compensation and performance in 2022. Adjusted EBITDA as used in this Proxy Statement is a non-GAAP financial measure calculated by adding interest, taxes, depreciation, amortization, and other expenses to earnings.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
1.
Amounts represent compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules and described below, which includes the individuals indicated in the table below for each fiscal year.

Year	PEO	Non-PEO NEOs
2022	Ted Harris	Martin Bengtsson, Jim Hyde, Martin Reid, Jonathan Griffin, Hatsuki Miyata
2021	Ted Harris	Martin Bengtsson, Jim Hyde, Mark Stach, William Backus, Martin Reid
2020	Ted Harris	Martin Bengtsson, Jim Hyde, Mark Stach, William Backus, Scott Mason

Peer Group Issuers, Footnote [Text Block]
3.
TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Dow Jones U.S. Specialty Chemicals Index. Historic stock price performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 11,851,472	$ 5,761,673	$ 4,620,255
PEO Actually Paid Compensation Amount	$ 7,879,034	12,201,461	5,611,326
Adjustment To PEO Compensation, Footnote [Text Block]
2.
CAP for the PEO and average CAP for our other NEOs in each of 2022, 2021 and 2020 reflect the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the tables below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Executive Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2022, see the section titled “Compensation Discussion and Analysis” of this proxy statement.

PEO SCT Total to CAP Reconciliation:
PEO: Mr. Ted Harris	2022	2021	2020
Total Compensation as reported in SCT	$11,851,472	$5,761,673	$4,620,255
Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(9,614,000)	$(2,890,856)	$(2,253,423)
Add fair value of equity compensation granted in current year – value at year-end	$8,784,799	$5,056,198	$2,511,162
Add dividends paid on unvested shares/share units	$50,625	$15,217	$6,068
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(2,243,152)	$4,165,417	$622,749
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(747,011)	$93,812	$104,515
PEO: Mr. Ted Harris	2022	2021	2020
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$(203,699)	—	—
Compensation Actually Paid to PEO	$7,879,034	$12,201,461	$5,611,326

Non-PEO NEO Average Total Compensation Amount	$ 1,171,778	1,260,686	1,022,275
Non-PEO NEO Average Compensation Actually Paid Amount	$ 590,128	2,362,829	1,366,466
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
2.
CAP for the PEO and average CAP for our other NEOs in each of 2022, 2021 and 2020 reflect the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the tables below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Executive Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2022, see the section titled “Compensation Discussion and Analysis” of this proxy statement.

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Non-PEO NEOs (Average)	2022	2021	2020
Total Compensation as reported in SCT	$1,171,778	$1,260,686	$1,022,275
Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(520,728)	$(513,216)	$(371,859)
Add fair value of equity compensation granted in current year – value at year-end	$438,360	$886,531	$506,755
Add dividends paid on unvested shares/share units and stock options	$6,688	$2,628	$2,726
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(345,097)	$717,164	$175,648
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(141,472)	$9,036	$30,921
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$(19,401)	—	—
Compensation Actually Paid to Non-PEO NEOs	$590,128	$2,362,829	$1,366,466

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP vs. TSR
The following graph compares compensation actually paid to our PEOs and the average compensation actually paid to our other NEOs to (i) our cumulative TSR, and (ii) Dow Jones U.S. Specialty Chemicals Index TSR, for the fiscal years ended December 31, 2020, 2021 and 2022.

Compensation Actually Paid vs. Net Income [Text Block]
CAP vs. GAAP Net Earnings
The following graph compares (i) compensation actually paid to our PEOs and the average compensation actually paid to our other NEOs to (ii) our net earnings, for the fiscal years ended December 31, 2020, 2021 and 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP vs. Company Selected Measure
The following graph compares (i) compensation actually paid to our PEOs and the average compensation actually paid to our other NEOs to (ii) annual adjusted EBITDA, for the fiscal years ended December 31, 2020, 2021 and 2022.

Total Shareholder Return Vs Peer Group [Text Block]
CAP vs. TSR
The following graph compares compensation actually paid to our PEOs and the average compensation actually paid to our other NEOs to (i) our cumulative TSR, and (ii) Dow Jones U.S. Specialty Chemicals Index TSR, for the fiscal years ended December 31, 2020, 2021 and 2022.

Tabular List [Table Text Block]
Most Important Financial Performance Measures
The unranked list below represents the Company’s most important measures used to link compensation to performance:
Company Performance Metrics[1]
Adjusted EBITDA
EBITDA
Free Cash Flow
Total Shareholder Return
(1)
For further information regarding these company performance metrics and their function in the Company’s executive compensation program, please see the “Compensation Discussion and Analysis” section of this Proxy Statement.

Total Shareholder Return Amount	$ 121.95	167.4	113.96
Peer Group Total Shareholder Return Amount	123.18	142.61	115.2
Net Income (Loss)	$ 105,367,000	$ 96,104,000	$ 84,623,000
Company Selected Measure Amount	216,089,000	189,840,000	174,247,000
PEO Name	Ted Harris	Ted Harris	Ted Harris
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
5.
Adjusted EBITDA is the financial measure from the tabular list of Company Performance Metrics below which, in the Company’s assessment, represents the most important financial measure used by the Company to link compensation and performance in 2022. Adjusted EBITDA as used in this Proxy Statement is a non-GAAP financial measure calculated by adding interest, taxes, depreciation, amortization, and other expenses to earnings.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Grant Date Fair Value of Equity Awards Granted during Fiscal Year Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,614,000)	$ (2,890,856)	$ (2,253,423)
PEO [Member] | Fair Value of Equity Compensation Granted in Current Year - Value at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,784,799	5,056,198	2,511,162
PEO [Member] | Dividends Paid on Unvested Shares/Share Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,625	15,217	6,068
PEO [Member] | Change in Fair Value from End of Prior Fiscal Year to End of Current Fiscal Year for Awards made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,243,152)	4,165,417	622,749
PEO [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(747,011)	93,812	104,515
PEO [Member] | Fair Value of Forfeited Awards Determined at End of Prior Year For Awards made in Prior Fiscal Years that were Forfeited During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(203,699)	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted during Fiscal Year Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(520,728)	(513,216)	(371,859)
Non-PEO NEO [Member] | Fair Value of Equity Compensation Granted in Current Year - Value at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	438,360	886,531	506,755
Non-PEO NEO [Member] | Dividends Paid on Unvested Shares/Share Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,688	2,628	2,726
Non-PEO NEO [Member] | Change in Fair Value from End of Prior Fiscal Year to End of Current Fiscal Year for Awards made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(345,097)	717,164	175,648
Non-PEO NEO [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(141,472)	9,036	30,921
Non-PEO NEO [Member] | Fair Value of Forfeited Awards Determined at End of Prior Year For Awards made in Prior Fiscal Years that were Forfeited During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (19,401)	$ 0	$ 0